Income Taxes Income Taxes - Summary of Net Operating Loss and Tax Credits Carryforwards (Details) - USD ($) $ in Millions	Feb. 28, 2017	Feb. 29, 2016
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	$ 1,754
Capital Loss Carryforward	12
Research and development tax credit	323
Minimum Taxes	264	$ 264
Tax Year 2028 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	2
Capital Loss Carryforward	0
Research and development tax credit	0
Minimum Taxes	0
Tax Year 2029 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	13
Capital Loss Carryforward	0
Research and development tax credit	0
Minimum Taxes	1
Tax Year 2030 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Capital Loss Carryforward	0
Research and development tax credit	0
Minimum Taxes	109
Tax Year 2031 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	28
Capital Loss Carryforward	0
Research and development tax credit	1
Minimum Taxes	127
Tax Year 2032 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Capital Loss Carryforward	0
Research and development tax credit	0
Minimum Taxes	27
Tax Year 2033 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Capital Loss Carryforward	0
Research and development tax credit	103
Minimum Taxes	0
Tax Year 2034 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Capital Loss Carryforward	0
Research and development tax credit	110
Minimum Taxes	0
Tax Year 2035 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	541
Capital Loss Carryforward	0
Research and development tax credit	47
Minimum Taxes	0
Tax year 2036 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	822
Capital Loss Carryforward	0
Research and development tax credit	37
Minimum Taxes	0
Tax year 2037 [Member] [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	329
Research and development tax credit	15
Tax Year, Indefinite [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	19
Capital Loss Carryforward	12
Research and development tax credit	10
Minimum Taxes	$ 0